Changes in MSRs measured using the fair value method (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Servicing Assets at Fair Value [Line Items]
Fair value at beginning of period	$ 151,323		$ 166,907
Purchases	2,231		1,732
Servicing Asset At Fair Value Securitizations Or Asset Transfers	18,495		19,971
Servicing Asset At Fair Value Disposals	(103)		0
Servicing Asset At Fair Value Payments On Loans	(20,275)	[1]	(13,156)	[1]
Reduction Due To Loan Repurchases	(5,200)		(3,717)
Servicing Asset At Fair Value Changes In Fair Value Resulting From Changes In Valuation Inputs Or Changes In Assumptions	8,069		(20,188)
Servicing Asset At Fair Value Other Changes That Affect Balance	(110)		(226)
Fair value at end of period	$ 154,430		$ 151,323

[1]	Represents changes due to collection / realization of expected cash flows over time.